Item 1. Schedule of Investments:
--------------------------------
TH Lee, Putnam Emerging Opportunities Portfolio

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



TH Lee, Putnam Emerging Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (65.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
-----------------------------------------------------------------------------------------------------------
          4,800  Alliant Techsystems, Inc. (NON)                                                   $319,584
          8,800  Applied Signal Technology, Inc.                                                    259,336
          9,900  United Defense Industries, Inc.                                                    474,507
                                                                                              -------------
                                                                                                  1,053,427

Automotive (2.1%)
-----------------------------------------------------------------------------------------------------------
         15,900  Autoliv, Inc. (Sweden)                                                             749,685
          7,400  BorgWarner, Inc.                                                                   397,306
          8,800  CLARCOR, Inc.                                                                      479,336
                                                                                              -------------
                                                                                                  1,626,327

Banking (2.9%)
-----------------------------------------------------------------------------------------------------------
         12,500  Commerce Bancorp, Inc.                                                             719,250
          5,498  Compass Bancshares, Inc.                                                           257,471
          8,300  Investors Financial Services Corp.                                                 418,403
          6,400  Pacific Capital Bancorp.                                                           196,352
         14,100  TCF Financial Corp.                                                                396,351
          8,400  Texas Regional Bancshares, Inc.                                                    259,938
                                                                                              -------------
                                                                                                  2,247,765

Biotechnology (2.0%)
-----------------------------------------------------------------------------------------------------------
          9,800  Amylin Pharmaceuticals, Inc. (NON)                                                 219,618
         16,500  Celgene Corp. (NON)                                                                451,110
          8,400  Connetics Corp. (NON)                                                              205,128
         11,700  Medicines Co. (NON)                                                                321,867
          7,700  MGI Pharma, Inc. (NON)                                                             174,713
          4,200  Neurocrine Biosciences, Inc. (NON)                                                 192,150
                                                                                              -------------
                                                                                                  1,564,586

Broadcasting (0.4%)
-----------------------------------------------------------------------------------------------------------
         17,800  Radio One, Inc. Class D (NON)                                                      279,460

Commercial and Consumer Services (0.1%)
-----------------------------------------------------------------------------------------------------------
          1,000  Corporate Executive Board Co. (The)                                                 63,900

Communications Equipment (1.4%)
-----------------------------------------------------------------------------------------------------------
         25,400  Aspect Communications Corp. (NON)                                                  283,464
         15,700  Comverse Technology, Inc. (NON)                                                    350,895
          7,000  Harris Corp.                                                                       453,390
                                                                                              -------------
                                                                                                  1,087,749

Communication Services (1.2%)
-----------------------------------------------------------------------------------------------------------
          9,500  NII Holdings, Inc. (NON)                                                           511,100
         13,200  Premiere Global Services, Inc. (NON)                                               129,756
          3,900  Telephone and Data Systems, Inc.                                                   321,048
                                                                                              -------------
                                                                                                    961,904

Computers (1.7%)
-----------------------------------------------------------------------------------------------------------
         23,200  Capitiva Software Corp. (NON)                                                      238,032
         13,500  Catapult Communications Corp. (NON)                                                301,050
          6,426  Logitech International SA ADR
                 (Switzerland) (NON)                                                                395,842
         10,800  NCR Corp. (NON)                                                                    369,144
                                                                                              -------------
                                                                                                  1,304,068

Consumer Finance (0.6%)
-----------------------------------------------------------------------------------------------------------
         25,600  Providian Financial Corp. (NON)                                                    427,008

Consumer Goods (1.0%)
-----------------------------------------------------------------------------------------------------------
          3,000  Blyth Industries, Inc.                                                              94,230
          5,800  Energizer Holdings, Inc. (NON)                                                     328,338
          9,700  Yankee Candle Co., Inc. (The) (NON)                                                317,772
                                                                                              -------------
                                                                                                    740,340

Consumer Services (1.1%)
-----------------------------------------------------------------------------------------------------------
         10,400  Alliance Data Systems Corp. (NON)                                                  451,568
          5,300  Getty Images, Inc. (NON)                                                           369,410
                                                                                              -------------
                                                                                                    820,978

Distribution (0.8%)
-----------------------------------------------------------------------------------------------------------
         21,300  Hughes Supply, Inc.                                                                647,094

Electrical Equipment (0.2%)
-----------------------------------------------------------------------------------------------------------
         14,400  Color Kinetics, Inc. (NON)                                                         192,528

Electronics (3.3%)
-----------------------------------------------------------------------------------------------------------
         92,200  Atmel Corp. (NON)                                                                  282,132
         28,900  Cypress Semiconductor Corp. (NON)                                                  329,460
         14,300  Freescale Semiconductor, Inc. Class A
                 (NON)                                                                              244,530
         15,300  Omnivision Technologies, Inc. (NON)                                                248,319
         16,900  PerkinElmer, Inc.                                                                  388,531
         24,700  PLX Technology, Inc. (NON)                                                         227,240
         12,700  QLogic Corp. (NON)                                                                 486,156
         49,900  Skyworks Solutions, Inc. (NON)                                                     378,741
                                                                                              -------------
                                                                                                  2,585,109

Energy (2.2%)
-----------------------------------------------------------------------------------------------------------
          9,000  CONSOL Energy, Inc.                                                                379,710
          8,200  Cooper Cameron Corp. (NON)                                                         462,562
         19,000  Pride International, Inc. (NON)                                                    444,410
         14,100  Rowan Cos., Inc.                                                                   397,056
                                                                                              -------------
                                                                                                  1,683,738

Entertainment (0.2%)
-----------------------------------------------------------------------------------------------------------
          4,700  Speedway Motorsports, Inc.                                                         182,125

Financial (0.6%)
-----------------------------------------------------------------------------------------------------------
          2,300  Chicago Mercantile Exchange                                                        493,350

Gaming & Lottery (0.9%)
-----------------------------------------------------------------------------------------------------------
         30,400  GTECH Holdings Corp.                                                               710,752

Health Care Services (5.1%)
-----------------------------------------------------------------------------------------------------------
         12,800  AMERIGROUP Corp. (NON)                                                             526,208
          9,300  Centene Corp. (NON)                                                                312,015
          9,400  Coventry Health Care, Inc. (NON)                                                   534,860
          2,900  Fisher Scientific International, Inc.
                 (NON)                                                                              183,135
          6,900  Henry Schein, Inc. (NON)                                                           469,614
          9,900  Lincare Holdings, Inc. (NON)                                                       410,850
         12,700  Manor Care, Inc.                                                                   438,785
          8,600  Pediatrix Medical Group, Inc. (NON)                                                574,394
         10,000  WellChoice, Inc. (NON)                                                             532,300
                                                                                              -------------
                                                                                                  3,982,161

Homebuilding (2.5%)
-----------------------------------------------------------------------------------------------------------
          7,000  Hovnanian Enterprises, Inc. Class A
                 (NON)                                                                              365,680
          7,000  Lennar Corp.                                                                       395,290
            900  NVR, Inc. (NON)                                                                    712,125
          7,400  Ryland Group, Inc. (The)                                                           480,038
                                                                                              -------------
                                                                                                  1,953,133

Insurance (0.5%)
-----------------------------------------------------------------------------------------------------------
          8,600  W.R. Berkley Corp.                                                                 410,220

Investment Banking/Brokerage (0.9%)
-----------------------------------------------------------------------------------------------------------
            200  Calamos Asset Management, Inc. Class A                                                   1
         21,100  E*Trade Group, Inc. (NON)                                                          290,125
         15,600  Eaton Vance Corp.                                                                  390,468
                                                                                              -------------
                                                                                                    680,594

Machinery (0.8%)
-----------------------------------------------------------------------------------------------------------
         10,200  Briggs & Stratton Corp.                                                            395,658
          6,000  Terex Corp. (NON)                                                                  258,300
                                                                                              -------------
                                                                                                    653,958

Manufacturing (0.8%)
-----------------------------------------------------------------------------------------------------------
          8,900  Maverick Tube Corp. (NON)                                                          303,134
          5,600  Roper Industries, Inc.                                                             325,136
                                                                                              -------------
                                                                                                    628,270

Medical Technology (3.8%)
-----------------------------------------------------------------------------------------------------------
          7,900  Atherogenics, Inc. (NON)                                                           146,545
          5,400  Bausch & Lomb, Inc.                                                                393,606
          5,700  Beckman Coulter, Inc.                                                              381,900
          6,600  C.R. Bard, Inc.                                                                    447,480
         10,300  DJ Orthopedics, Inc. (NON)                                                         248,745
          3,800  Kinetic Concepts, Inc. (NON)                                                       247,000
         11,700  Mentor Corp.                                                                       366,327
          6,500  Respironics, Inc. (NON)                                                            376,350
          8,300  Varian Medical Systems, Inc. (NON)                                                 313,159
                                                                                              -------------
                                                                                                  2,921,112

Metal Fabricators (0.5%)
-----------------------------------------------------------------------------------------------------------
         11,900  Mueller Industries, Inc.                                                           377,230

Oil & Gas (0.9%)
-----------------------------------------------------------------------------------------------------------
          5,500  Newfield Exploration Co. (NON)                                                     336,600
          5,700  Noble Energy, Inc.                                                                 337,269
                                                                                              -------------
                                                                                                    673,869

Pharmaceuticals (2.3%)
-----------------------------------------------------------------------------------------------------------
         12,700  Barr Pharmaceuticals, Inc. (NON)                                                   603,885
          7,700  Cephalon, Inc. (NON)                                                               378,840
         11,600  Par Pharmaceutical Cos., Inc. (NON)                                                439,640
         20,000  Penwest Pharmaceuticals Co. (Private)
                 (NON)                                                                              211,600
          9,395  Salix Pharmaceuticals, Ltd. (NON)                                                  141,395
                                                                                              -------------
                                                                                                  1,775,360

Real Estate (4.1%)
-----------------------------------------------------------------------------------------------------------
          1,800  Spirit Finance Corp. (NON)                                                          21,420
        300,000  Spirit Finance Corp. 144A (Private)
                 (acquired 12/17/03, cost $3,000,000)
                 (RES)(NON)                                                                       3,036,000
          2,800  CB Richard Ellis Group, Inc. Class A
                 (NON)                                                                               97,972
                                                                                              -------------
                                                                                                  3,155,392

Restaurants (0.9%)
-----------------------------------------------------------------------------------------------------------
          6,800  CEC Entertainment, Inc. (NON)                                                      266,152
          3,300  Jack in the Box, Inc. (NON)                                                        114,114
         12,800  Ruby Tuesday, Inc.                                                                 325,632
                                                                                              -------------
                                                                                                    705,898

Retail (6.4%)
-----------------------------------------------------------------------------------------------------------
          7,200  Abercrombie & Fitch Co. Class A                                                    360,864
          9,000  Advance Auto Parts, Inc. (NON)                                                     387,900
          8,300  Aeropostale, Inc. (NON)                                                            230,657
         16,800  Claire's Stores, Inc.                                                              346,584
         17,200  Michaels Stores, Inc.                                                              528,900
         20,100  Pacific Sunwear of California, Inc.
                 (NON)                                                                              492,249
         11,100  PETCO Animal Supplies, Inc. (NON)                                                  421,467
         13,300  PETsMART, Inc.                                                                     402,059
          8,200  Regis Corp.                                                                        327,180
         16,100  Ross Stores, Inc.                                                                  460,782
          8,300  Timberland Co. (The) Class A (NON)                                                 545,642
          9,200  Urban Outfitters, Inc. (NON)                                                       387,044
          2,300  Zale Corp. (NON)                                                                    61,088
                                                                                              -------------
                                                                                                  4,952,416

Schools (1.5%)
-----------------------------------------------------------------------------------------------------------
         17,000  Career Education Corp. (NON)                                                       684,930
         14,200  Education Management Corp. (NON)                                                   453,548
                                                                                              -------------
                                                                                                  1,138,478

Semiconductor (0.5%)
-----------------------------------------------------------------------------------------------------------
         15,100  Lam Research Corp. (NON)                                                           404,076

Shipping (1.4%)
-----------------------------------------------------------------------------------------------------------
         18,350  Heartland Express, Inc.                                                            389,754
          9,100  J. B. Hunt Transport Services, Inc.                                                401,492
         11,800  Knight Transportation, Inc.                                                        290,280
                                                                                              -------------
                                                                                                  1,081,526

Software (4.7%)
-----------------------------------------------------------------------------------------------------------
         19,200  Amdocs, Ltd. (Guernsey) (NON)                                                      571,200
         15,300  Autodesk, Inc.                                                                     449,361
          8,100  Avid Technology, Inc. (NON)                                                        510,705
          9,300  Citrix Systems, Inc. (NON)                                                         199,485
          7,900  Cognos, Inc. (Canada) (NON)                                                        326,823
         12,100  FileNET Corp. (NON)                                                                270,435
         11,300  Kronos, Inc. (NON)                                                                 607,601
         20,100  RSA Security, Inc. (NON)                                                           353,961
         20,900  Synopsys, Inc. (NON)                                                               355,300
                                                                                              -------------
                                                                                                  3,644,871

Technology (2.6%)
-----------------------------------------------------------------------------------------------------------
         19,100  Acxiom Corp.                                                                       440,828
          8,300  Dun & Bradstreet Corp. (The) (NON)                                                 482,230
          7,300  Fair Isaac Corp.                                                                   252,215
         21,200  Ingram Micro, Inc. Class A (NON)                                                   391,776
         37,300  ON Semiconductor Corp. (NON)                                                       136,518
         11,400  VeriSign, Inc. (NON)                                                               294,576
                                                                                              -------------
                                                                                                  1,998,143

Textiles (0.9%)
-----------------------------------------------------------------------------------------------------------
          4,400  Columbia Sportswear Co. (NON)                                                      241,428
         13,500  WESCO International, Inc. (NON)                                                    456,164
                                                                                              -------------
                                                                                                    697,592

Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
          4,800  UTI Worldwide, Inc. (Virgin Islands)                                               330,624

Waste Management (0.1%)
-----------------------------------------------------------------------------------------------------------
          2,900  Waste Connections, Inc. (NON)                                                       91,234
                                                                                              -------------
                 Total Common stocks  (cost $43,772,849)                                        $50,928,365

Convertible preferred stocks (32.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        449,640  Capella Education Co., Inc. Ser. G, zero %
                 cv. pfd. (Private)(acquired 2/14/02,
                 cost $5,009,274) (RES)(NON)                                                     $8,992,796
      2,235,708  CommVault Systems Ser. CC, zero % cv.
                 pfd. (Private)(acquired 1/30/02 through
                 9/4/03, cost $7,011,032) (RES)(NON)                                              8,048,549
        833,333  Refractec Ser. D, zero % cv. pfd.
                 (Private) (acquired 8/16/02 through
                 6/30/02, cost $4,999,998)
                 (RES)(NON)(AFF)                                                                  4,999,998
      1,145,039  Restore Medical Ser. C, zero % cv. Pfd.
                 (Private) (acquired 1/28/04, cost
                 $3,009,673) (RES)(NON)(AFF)                                                      3,000,002
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $20,029,977)                         $25,041,345

Short-term investments (4.3%) (a) (cost $3,336,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $3,336,000  Interest in $11,641,000 joint repurchase
                 agreement dated January 31, 2005 with
                 Bank of America due February 1, 2005
                 with respect to various U.S. Government
                 obligations -- maturity value of
                 $3,336,231 for an effective yield of
                 2.49% (collateralized by FNMA 0% due
                 02/08/05, valued at $3,410,000)                                                 $3,336,000
                                                                                              -------------
                 Total Investments (cost $67,138,826) (b)                                       $79,305,710
-----------------------------------------------------------------------------------------------------------



TH Lee, Putnam Emerging Opportunities Portfolio
Written options outstanding at January 31, 2005 (Unaudited)
(premiums received $4,700)

Contract                               Expiration date/
amount                                  strike price       Value
-----------------------------------------------------------------
  748   Abercrombie & Fitch Co.        Feb. 05/46.29        $368
1,905   Amdocs, Ltd.                   Feb. 05/28.02       3,555
1,772   Career Education Corp.         Mar. 05/43.02       1,818
1,632   Celgene Corp.                  Feb. 05/29.67          69
1,030   Ryland Group, Inc.             Feb. 05/54.86          80
  981   Varian Medical Systems, Inc.   Feb. 05/43.03         108
                                                       ---------
                                                          $5,998



      NOTES

  (a) Percentages indicated are based on net assets of $77,530,159.

  (b) The aggregate identified cost on a tax basis is $67,334,097 resulting in gross unrealized appreciation and depreciation of $12,755,081 and $783,468, respectively, or net unrealized appreciation of $11,971,613.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $28,077,345 or 36.2% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                           Purchase     Sales       Dividend      Fair
      Name of Affiliates     cost        cost        income      Value
      ------------------------------------------------------------------
      Refractec               $--        $--           $--    $4,999,998
      Restore Medical          --         --            --     3,000,002
      ------------------------------------------------------------------
      Totals                  $--        $--           $--    $8,000,000
      ------------------------------------------------------------------


      Fair values are shown for those securities affiliated at period end.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the "Manager "), a subsidiary of Putnam, LLC ("Putnam") and TH Lee, Putnam Capital, LLC (a joint venture of Putnam and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer's business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Securities fair valued at January 31, 2005 represented 36.2% of the fund's net assets.Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.
      If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Linwood E. Bradford
                                     ---------------------------
                                     Linwood E. Bradford
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005